Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ (2,175,000)		$ 2,122,000	$ (4,634,000)	$ 3,036,000				$ 139,000	$ 15,069,000
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Income from cash and investments held in Trust Account		(215,000)		(471,000)	(488,000)	(1,392,000)				(2,278,000)	(4,600,000)
Change in fair value of warrant liability					1,569,000	(74,000)					(12,453,000)
Write-off contingent warrants associated with shares redeemed						(130,000)				(130,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets					(391,000)	(134,000)				(6,000)	175,000
Accounts payable					1,873,000	(60,000)				(11,000)	(60,000)
Accrued liabilities and other current liabilities					1,403,000	(1,995,000)				1,311,000	343,000
Net cash used in operating activities					(668,000)	(619,000)				(975,000)	(1,526,000)
Cash flows from investing activities:
Cash deposited in Trust Account						(900,000)				(1,800,000)
Cash withdrawn from Trust Account to pay redemptions					42,661,000	265,050,000				265,050,000
Net cash used in investing activities					42,661,000	264,150,000				263,250,000
Cash flows from financing activities:
Redemption of 3,797,169 and 26,068,281 Class A common shares in 2024 and 2023, respectively					(42,661,000)	(265,050,000)				(265,050,000)
Advances and repayment of promissory note – related party										(30,000)	785,000
Proceeds of Extension Promissory Note – related party										2,726,000
Repayment of notes payable to related parties						(30,000)
Proceeds of Extension Promissory Note – related party					646,000	1,454,000
Net cash provided by financing activities					(42,015,000)	(263,626,000)				(262,354,000)	785,000
Net (decrease)/ increase in cash					(22,000)	(95,000)				(79,000)	(741,000)
Cash at the beginning of the period			$ 6,000		22,000	101,000		$ 22,000		101,000	842,000
Cash at the end of the period				6,000		$ 6,000			$ 22,000	22,000	101,000
Supplemental disclosure of non-cash investing and financing activities:
Settlement and release of liabilities										2,961,000
Stardust Power Inc And Subsidiary [Member]
Cash flows from operating activities:
Net loss	(10,092,312)	$ (2,694,362)	(843,800)	$ (1,739,280)			$ (2,828,585)	(14,185,887)	(3,793,585)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation								7,034,079	58,536
Change in fair value of investment in equity securities	(11,678)							150,994	(18,556)
Change in fair value of SAFE notes								955,000
Change in fair value of earnout shares	(1,636,100)							(1,636,100)
Change in fair value of SAFE notes								955,000	212,200
Change in fair value of convertible notes								471,400
Depreciation expense								1,074	6
SAFE notes issuance costs			29,655				466,302 [1]		466,302
Change in fair value of warrant liability								2,753,964
Changes in operating assets and liabilities:
Prepaid expenses and other current assets							(15,000)	(461,575)	(426,497)
Accounts payable							733,998	(4,055,728)	310,281
Accrued liabilities and other current liabilities							11,240	458,618	208,107
Due to related parties							49,616
Net cash used in operating activities							(1,582,429)	(8,514,161)	(2,983,206)
Cash flows from investing activities:
Pre-acquisition capital project costs							(25,000)	(726,102)	(100,000)
Investment in other long-term assets								(50,000)
Investment in equity securities									(200,000)
Purchase of computer and equipment								(11,155)	(1,974)
Promissory notes issued								(492,000)
Net cash used in investing activities							(25,000)	(1,279,257)	(301,974)
Cash flows from financing activities:
Proceeds from early exercise of stock option awards									14,850
Proceeds from investor for issuance of SAFE notes							2,000,000	200,000	5,000,000
Proceeds from investor deposits							1,000,000
Proceeds from stock issuance							90		87
Proceeds from issuance of notes payable to related parties							1,000,000		1,000,000
Proceeds from exercise of warrants								1,561,655
Payment of SAFE note issuance cost to related parties							(435,000)		(435,000)
Proceeds from short-term loan								510,000
Proceeds from issuance of convertible notes								2,100,000
Deferred transaction costs paid								(4,134,056)	(95,900)
Proceeds from short term loan, net of repayment									72,967
Repayment of notes payable to related parties							(1,000,000)		(1,000,000)
Repayment of short-term loan								(199,170)
Proceeds from of business combination and issuance of PIPE shares								11,639,088
Repayment of sponsor promissory notes								(1,562,834)
Repurchase of unvested shares								(6,003)
Net cash provided by financing activities							2,565,090	10,108,680	4,557,004
Net (decrease)/ increase in cash							957,661	315,262	1,271,824
Cash at the beginning of the period					$ 1,271,824			1,271,824
Cash at the end of the period	$ 1,587,086		$ 957,661				957,661	1,587,086	1,271,824	$ 1,271,824
Supplemental disclosure for cash flow information:
Interest paid							7,111	8,814	7,667
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs								3,470,991	909,209
Unpaid SAFE notes issuance costs									31,302
Unpaid amount for repurchase of unvested shares									$ 6,003
Unpaid pre-acquisition capital project costs								846,385
Conversion of legacy SAFE notes								64
Conversion of legacy convertible notes								26
Sponsor earnout share liability								4,608,900
Issuance of common stock to Sponsor								400
Net liabilities assumed upon closing of business combination								14,638,315
Issuance of common stock to non-redeeming shareholders								13
Unpaid SAFE note issuance costs							$ 31,302

[1]	Includes related party amounts of $Nil and $435,000 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.